Real Estate Assets, Net - Asset Acquisitions (Details) - One Upland $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Building	$ 82,146
Land	14,515
Land Improvements	3,009
Personal Property	1,967
Intangible	2,305
Total	$ 103,942